Loss before taxation (Tables)	12 Months Ended
Dec. 31, 2023
Profit Or Loss Before Tax [Abstract]
Schedule of expenses by nature
See accounting policies in notes 38(E) and (J).

	2023	2022	2021
		(Restated)	(Restated)
Continuing operations
Interest expenses on lease liabilities (notes 13(a) and 25(b))	$119,197	$40,656	$42,196
Interest expenses on trade financing (note 25(b))	—	172,978	—
Changes in the carrying amount of preference shares liabilities (note 26)	—	3,752,758	5,009,847
Other interest expenses	465	28,363	33
	$119,662	$3,994,755	$5,052,076
(b)Staff costs

	2023	2022	2021
		(Restated)	(Restated)
Continuing operations
Salaries, wages and other benefits	$27,745,031	$21,058,447	$13,246,763
Contributions to defined contribution retirement plan	718,933	369,102	344,926
Equity-settled share-based payment expenses	10,495,706	25,913,717	20,426,026
	$38,959,670	$47,341,266	$34,017,715
Represented by:
Direct costs	$1,997,360	$282,918	$345,183
Selling and distribution expenses	3,891,109	1,593,735	1,144,714
Research and development expenses	10,226,280	5,637,295	6,147,814
Administrative and other operating expenses	22,844,921	39,827,318	26,380,004
Total staff costs	$38,959,670	$47,341,266	$34,017,715
(c)Other items

	2023	2022	2021
		(Restated)	(Restated)
Continuing operations
Cost of inventories (note 18)	$6,320,806	$7,129,679	$8,948,607
Depreciation of (note 13)
- property, plant and equipment#	2,995,067	1,068,535	938,005
- right-of-use assets#	1,761,394	950,477	625,284
Amortization of intangible assets# (note 14)	1,914,561	57,846	67,433
Write-off on property, plant and equipment	331,121	—	—
Auditor’s remuneration	1,244,315	1,319,047	1,052,910
Miscellaneous laboratory charges	2,200	268	13,953
# Represented by:
Direct costs	$1,435,709	$501,786	$430,359
Research and development expenses	584,545	132,156	55,519
Administrative and other operating expenses	4,650,768	1,442,916	1,144,844
Total depreciation and amortization charges	$6,671,022	$2,076,858	$1,630,722